JPMMT2026-ABS-15G

Exhibit 99.49

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
REDACTED	305182113	C	B	C	B	A	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Waived	2 - Non-Material	C	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived- - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded.  - Seller-REDACTED
																						Open-Exception on pg 5 to allow first-time investor with Borrower #1 as non permanent resident and no primary housing history. B1 is on the primary residence title/mortgage as evidenced in file. Mortgage is paid by B2. B2 is on title to primary and mortgage history reports to B2 credit. Item needed: Exception form completed by lender showing exception, compensating factors, and approving underwriter. - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. - Seller-REDACTED			Son-in-law added to loan to meet housing payment history. Zero late payments in past 5 years. High DSCR ratio and 27 months reserves.	REDACTED exception.pdf	ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA	Originator Pre-Close	Yes